THE LIFECHOICE FUNDS

ANNUAL
REPORT
OCTOBER 31,
1998

(LOGO)(R)
Victory Funds

TABLE OF CONTENTS

Letter to our Shareholders                      2
1998 Annual Report Commentary                   3



Financial Statements

Schedules of Investments                        7

Statements of Assets and Liabilities           10

Statements of Operations                       11

Statements of Changes in Net Assets            12

Financial Highlights                           13

Notes to Financial Statements                  14

Report of Independent Accountants              18



NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.



Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Victory Funds.



Year 2000 Risk. Like other mutual funds, each of the Funds could be adversely affected if the computer systems used by their third party service providers do not properly process and calculate date-related information. The Funds' service providers have been actively updating their systems to be able to process year 2000 data. However, there can be no assurance that these steps will be adequate to avoid a temporary service disruption or any adverse impact on the Funds.

(LOGO)
Victory Funds (R)

1-800-539-FUND(R)
(1-800-539-3863)

Letter to our Shareholders

Welcome to the October 31, 1998 Annual Report of the Victory LifeChoice Funds. We are pleased to have this opportunity to welcome all our new shareholders, as well as to share information on your Funds' performance. The return of the bull market in late October was a welcome sign that the troubles leading to the late summer correction in the stock market might well be behind us. The continued rally in domestic stocks has again emphasized the importance for investors of maintaining a focus on the long-term. The LifeChoice Funds are especially suited to serve this long-term orientation by offering diversification across asset classes.

This long-term orientation is also facilitated by the fact that all the three LifeChoice Funds -- Conservative Investor, Moderate Investor and Growth Investor -- are broadly diversified across different mutual funds. Each underlying fund was specifically chosen based on how these funds are expected to work together, and how they contribute to the overall objective of each LifeChoice Fund. The adviser continuously monitors asset allocation and, as market conditions change, rebalances the LifeChoice Funds to their targeted investment allocations. Changes in fund allocations have been minimal, as we believe this will best serve investors.

Investment history has repeatedly demonstrated that disciplined investments made over the long-term have the greatest opportunities for success. We look forward to 1999 and believe that the LifeChoice Funds are well positioned to take advantage of opportunities to meet your long range investment objectives.

As always, we welcome your comments on this annual report.

Yours Sincerely,

/s/ Leigh A. Wilson

Leigh A. Wilson
President
The Victory Funds

1998 Annual Report Commentary

Market Environment

We compare the market environment over the past twelve months to a roller coaster ride. The beginning of the year seemed to be an unexpected continuation of the "bull market" that we have been experiencing in the recent past. Much to the disbelief of some professionals in the investment community, the stocks of many larger companies continued to rise. Individual investors went along for the ride, pumping more and more money into the stock market. Then, like any good roller coaster ride, came the dips and turns. The first signs of trouble came from overseas and the international markets were thrown into disarray with crisis after crisis erupting around the globe. This was in stark contrast to the earlier part of the year, when international stocks were outperforming those in the U.S. Even the "bull market" in the United States turned bumpy and stocks no longer seemed safe. The Dow Jones Index1 flirted with a decline in August and September that came close to being labeled an official "bear market." Some equity investors painfully discovered that there was more to the stock market than just the Dow. For instance, the dips and turns for those investors following the (small-cap) Russell 2000 Index2 were more traumatic than the "blue chip" Dow. In July, August and September, many investors seeking a somewhat "safe haven" made a flight to the bond market in search of lower volatility. Bonds continued to perform at a steady pace, just shy of 10% for the year as measured by the Lehman Aggregate Bond Index.3 Then, just when it seemed like the equity markets might become completely derailed, stocks rallied in September and October. While large-cap stocks were able to recover almost all of the lost ground and return to high double-digit returns, the mid- and small-caps, as seen by the Russell 2000 Index, were still down substantially for the period ended October 31, 1998.

How did the Funds perform?
What factors led to this performance?

The LifeChoice Funds are designed to provide diversified, total portfolio solutions with exposure to different asset classes and investment styles. During the period, November 1, 1997 through October 31, 1998, all three portfolios trailed both the Lehman Aggregate Bond Index and the S&P 500 Index.4 While the latter is to be expected, the former is disappointing, but explainable. The Funds hold a slight over-weight in fixed income investments and while the underlying fixed income mutual funds helped performance, some of the fixed income over-weight was represented by specialty investments, in the Convertible Securities Fund, that are used as bond substitutes. The real story is with these specialty investments and the underlying holdings in equity funds. During the past 12 months a handful of the largest companies within the S&P 500 have dominated performance, pushing this index higher. Peeling back the layers, however, reveals that most stocks have not done so well. In addition to these large-cap (large company) investments, the LifeChoice Funds also hold mid-cap growth & value, small-cap growth & value, and select specialty funds, such as convertible securities, real estate investments and international stocks. The worst of this group, small-cap growth, as measured by the Russell 2000 Growth Index, was down 15.86% for the year. Compared to the best and worst asset classes in which they invest, the LifeChoice Funds did as expected. Their performance fell between the high and the low, limiting the upside, while protecting the portfolios from the worst that the downside had to offer.

What steps have been taken to position
the Funds for the upcoming year?

We expect that fiscal year 1999 will yield more modest returns from the stock market, unlike the inflated levels seen in the past three years. We think that mid-cap and small sized companies are poised to deliver better returns then their large-cap counterparts. Certain areas outside the United States will continue to be of interest. For example, Asia could be a weak area, while European markets might potentially be stronger than those here in the U.S. Additionally, although we were adversely affected by them in 1998, we continue to believe in the defensive qualities of convertible securities and real estate investments. Finally, a continued slight over-weight in bonds appears to be a favorable position. In general we believe that a diversified, asset allocation approach to portfolio management will properly position this style to take advantage of the best, while minimizing the worst areas of the market next year.

Steps to position the Funds

Heading into 1999, the fundamental philosophy of the three LifeChoice portfolios remains unchanged from their original strategies. The LifeChoice Asset Allocation Committee has no plans for any major changes as to how the Funds are managed. We think that our exposure to mid- and small-cap funds, as well as our international and specialty holdings, have the Funds well positioned for next year and beyond. This strategy is consistent with how we anticipate the Funds to be positioned for the foreseeable future. We have a slight bias to a more defensive stance, slightly under-weight in equities and over-weight to fixed income, including the specialty assets that we use as fixed income substitutes, such as convertibles and real estate. We strive for and believe we have acquired some exposure to every major area of the market. We believe that it is more prudent to rely on asset allocation then to attempt to market-time or chase the best performing areas. Although it does not always seem to pay off over shorter time frames, this strategy of consistent asset allocation has been proven to work out best over longer time periods.

If pursued more aggressively in the past year, what investment strategies would have been beneficial for the Funds?

Investing is a field where we constantly question our process and examine our end results to see if there are any flaws or possible alternate steps that could have been taken to yield different, better results. In hindsight it is easy to see what we could have done to maximize performance. This past year we saw performance dominated by a handful of very large growth companies. We could have aggressively overweighed this area if only we had known that this would be the area to outperform. Looking back we would also like to have known that the long-anticipated rebound for small- and mid-cap equities would still be a pending issue as 1998 draws to a close. And it would have been nice to know that the defensive positions of convertible securities and real estate investments would not be able to provide the resistance that we had hoped for. The point is that we don't know in advance which asset class will outperform and which will "tank." And that's exactly what makes these Funds so attractive. We believe that a prudent strategy is to have and maintain exposure to many different areas. We do not practice "market timing" nor chase the best, hot asset class. Rather we stick to our strategy. This past year has taught us that asset allocation can be a difficult strategy to remain committed to, especially when a single asset class seems to dominate time after time. History shows, however, that when you break down and change strategy, you have most likely changed at the wrong time.5 We think that our disciplined asset allocation approach will continue to be a better way to invest for the future.

1 The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

2 The Russell 2000 Index (Russell 2000) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small- to mid-sized companies.

3 The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is a broad-based unmanaged index that represents the general performance of longer-term (greater than 1 year), investment-grade fixed-income securities.

4 The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

5 Past performance is no guarantee of future results.

LifeChoice Conservative Investor Fund


Total Return
As of 10/31/98

One Year             2.66%

Since Inception
12/31/96             7.50%


                     Conservative   S&P500           Lehman Aggregate

  Dec-96             10000          10000            10000
  Jan-97             10110          10624.8          10031
  Feb-97             10110          10708.09843      10056.0775
  Mar-97              9938.3        10268.10267       9944.45504
  Apr-97             10089.6        10881.1084       10093.62187
  May-97             10432.6        11543.55028      10189.51127
  Jun-97             10674.5        12060.70133      10310.76646
  Jul-97             11091.3        13020.37133      10589.15715
  Aug-97             10918.5        12290.97013      10499.14932
  Sep-97             11284.6        12964.14656      10654.53673
  Oct-97             11120.6        12531.14407      10809.02751
  Nov-97             11161.6        13111.21073      10858.74903
  Dec-97             11269.6        13336.33022      10968.4224
  Jan-98             11331.9        13483.83003      11108.81821
  Feb-98             11622.7        14456.28385      11099.93115
  Mar-98             11903.2        15196.59015      11137.67092
  Apr-98             11965.9        15349.46784      11195.58681
  May-98             11830.1        15085.61049      11301.94488
  Jun-98             11923.9        15698.38799      11398.01141
  Jul-98             11723.4        15531.20016      11421.94724
  Aug-98             10900.3        13285.69924      11608.12498
  Sep-98             11203.8        14136.78113      11879.7551
  Oct-98             11416.8        15286.66691      11816.7924

LifeChoice Moderate Investor Fund

Total Return
As of 10/31/98

One Year             1.21%

Since Inception
12/31/96             7.73%


                  Moderate           S&P500             Lehman Aggregate

Dec-96            10000              10000              10000
Jan-97            10140              10624.8            10031
Feb-97            10250              10708.09843        10056.0775
Mar-97             9952.20844        10268.10267         9944.45504
Apr-97            10092.80472        10881.1084         10093.62187
May-97            10574.84913        11543.55028        10189.51127
Jun-97            10876.38869        12060.70133        10310.76646
Jul-97            11351.47258        13020.37133        10589.15715
Aug-97            11129.09289        12290.97013        10499.14932
Sep-97            11618.02025        12964.14656        10654.53673
Oct-97             11323.5075        12531.14407        10809.02751
Nov-97            11364.12995        13111.21073        10858.74903
Dec-97            11481.77798        13336.33022        10968.4224
Jan-98            11512.69839        13483.83003        11108.81821
Feb-98            11976.5045         14456.28385        11099.93115
Mar-98            12353.3082         15196.59015        11137.67092
Apr-98            12446.42359        15349.46784        11195.58681
May-98            12198.11588        15085.61049        11301.94488
Jun-98            12306.89611        15698.38799        11398.01141
Jul-98            11994.53834        15531.20016        11421.94724
Aug-98            10703.45956        13285.69924        11608.12498
Sep-98            11062.59531        14136.78113        11879.7551
Oct-98            11460.68112        15286.66691        11816.7924

LifeChoice Growth Investor Fund

Total Return
As of 10/31/98

One Year              .96%

Since Inception
12/31/96             8.47%

         Growth            S&P500           Lehman Aggregate

Dec-96   10000             10000            10000
Jan-97   10200             10624.8          10031
Feb-97   10170             10708.09843      10056.0775
Mar-97    9917.39433       10268.10267       9944.45504
Apr-97   10108.11345       10881.1084       10093.62187
May-97   10740.49791       11543.55028      10189.51127
Jun-97   11104.5661        12060.70133      10310.76646
Jul-97   11607.94625       13020.37133      10589.15715
Aug-97   11346.18857       12290.97013      10499.14932
Sep-97   11950.12445       12964.14656      10654.53673
Oct-97   11495.93897       12531.14407      10809.02751
Nov-97   11546.40403       13111.21073      10858.74903
Dec-97   11689.65391       13336.33022      10968.4224
Jan-98   11669.09163       13483.83003      11108.81821
Feb-98   12306.52219       14456.28385      11099.93115
Mar-98   12794.00079       15196.59015      11137.67092
Apr-98   12907.3132        15349.46784      11195.58681
May-98   12567.37598       15085.61049      11301.94488
Jun-98   12683.48809       15698.38799      11398.01141
Jul-98   12321.6934        15531.20016      11421.94724
Aug-98   10678.11181       13285.69924      11608.12498
Sep-98   11082.88515       14136.78113      11879.7551
Oct-98   11606.65099       15286.66691      11816.7924

The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is a broad-based unmanaged index that represents the general performance of longer-term (greater than 1 year), investment-grade fixed-income securities.

The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Fee waivers are voluntary and may be modified or terminated at any time.

THE VICTORY PORTFOLIOS                                Schedule of Investments
LifeChoice Conservative Investor Fund                        October 31, 1998

(Amounts in Thousands, Except Shares)


                                                                       Market
Security Description                                       Shares       Value

Mutual Funds (99.9%)

Equity Funds (33.3%):
Victory Value Fund                                         25,279      $  476
Victory Diversified Stock Fund, Class A                    25,419         479
Victory Special Value Fund, Class A                        17,002         232
PBHG Growth Fund (b)                                       11,118         228
Neuberger&Berman Genesis Fund (b)                          28,080         402
Victory Special Growth Fund                                15,842         151
Victory International Growth Fund, Class A                 43,175         570
                                                                        2,538

Fixed Income/Specialty Funds (63.4%):
Victory Real Estate Investment Fund                        43,789         447
Victory Convertible Securities Fund (c)                    92,572       1,131
Loomis Sayles Bond Fund                                    55,324         661
Victory Investment Quality Bond Fund                      126,504       1,264
Victory Intermediate Income Fund                           60,767         599
Victory Fund For Income                                    75,789         745
                                                                        4,847

Money Market Funds (3.2%):
Victory Financial Reserves Fund                           244,083         244

Total MUTUAL FUNDS (Cost $7,953)                                        7,629

Total Investments (Cost $7,953) (a) -- 99.9%                            7,629

Other assets in excess of liabilities -- 0.1%                               4

TOTAL NET ASSETS -- 100.0%                                             $7,633

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $97. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

    Unrealized appreciation         $  26
    Unrealized depreciation          (447)

    Net unrealized depreciation     $(421)

(b) Non-income producing securities.

(c) Previously known as Key SBSF Convertible Securities Fund.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedule of Investments
LifeChoice Moderate Investor Fund                            October 31, 1998

(Amounts in Thousands, Except Shares)


                                                                       Market
Security Description                                        Shares      Value

Mutual Funds (100.0%)

Equity Funds (59.2%):
Victory Value Fund                                         102,257    $ 1,923
Victory Diversified Stock Fund, Class A                     93,591      1,764
Victory Special Value Fund, Class A                         85,324      1,164
PBHG Growth Fund (b)                                        50,873      1,042
Neuberger&Berman Genesis Fund (b)                          109,813      1,574
Victory Special Growth Fund                                102,685        982
Victory International Growth Fund, Class A                 216,674      2,858
                                                                       11,307

Fixed Income/Specialty Funds (37.4%):
Victory Real Estate Investment Fund                        106,547      1,087
Victory Convertible Securities Fund (c)                    163,316      1,995
Loomis Sayles Bond Fund                                     73,433        877
Victory Investment Quality Bond Fund                       159,844      1,598
Victory Intermediate Income Fund                            72,573        715
Victory Fund For Income                                     90,601        891
                                                                        7,163

Money Market Funds (3.4%):
Victory Financial Reserves Fund                            649,650        650

Total MUTUAL FUNDS (Cost $20,026)                                      19,120

Total Investments (Cost $20,026) (a) -- 100.0%                         19,120

Other assets in excess of liabilities -- 0.0%                               8

TOTAL NET ASSETS -- 100.0%                                            $19,128

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $10. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

    Unrealized appreciation          $   421
    Unrealized depreciation           (1,337)

    Net unrealized depreciation      $  (916)

(b) Non-income producing securities.

(c) Previously known as Key SBSF Convertible Securities Fund.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedule of Investments
LifeChoice Growth Investor Fund                              October 31, 1998

((Amounts in Thousands, Except Shares)


                                                                       Market
Security Description                                       Shares       Value

Mutual Funds (100.0%)

Equity Funds (78.1%):
Victory Value Fund                                         83,722     $ 1,576
Victory Diversified Stock Fund, Class A                    77,686       1,464
Victory Special Value Fund, Class A                        79,723       1,087
PBHG Growth Fund (b)                                       39,968         819
Neuberger&Berman Genesis Fund (b)                          87,187       1,249
Victory Special Growth Fund                                72,829         696
Victory International Growth Fund, Class A                188,569       2,488
                                                                        9,379

Fixed Income/Specialty Funds (19.2%):
Victory Real Estate Investment Fund                        66,909         682
Victory Convertible Securities Fund (c)                    57,389         701
Victory Investment Quality Bond Fund                       92,467         925
                                                                        2,308

Money Market Funds (2.7%):
Victory Financial Reserves Fund                           325,682         326

Total MUTUAL FUNDS (Cost $12,660)                                      12,013

Total Investments (Cost $12,660) (a) -- 100.0%                         12,013

Other assets in excess of liabilities -- 0.0%                               5

TOTAL NET ASSETS -- 100.0%                                            $12,018

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $13. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

    Unrealized appreciation          $ 297
    Unrealized depreciation           (957)

    Net unrealized depreciation      $(660)

(b) Non-income producing securities.

(c) Previously known as Key SBSF Convertible Securities Fund.

See notes to financial statements.


THE VICTORY PORTFOLIOS                                      Statements of Assets and Liabilities
LifeChoice Funds                                                                October 31, 1998

(Amounts in Thousands, Except Per Share Amounts)


                                                         LifeChoice    LifeChoice     LifeChoice
                                                         Conservative  Moderate       Growth
                                                         Investor      Investor       Investor
                                                         Fund          Fund           Fund
ASSETS:

Investments, at value
  (Cost $7,953; $20,026 & $12,660)                       $7,629        $19,120        $12,013
Interest and dividends receivable                             1              3              1
Receivable from affiliates                                    2              2              2
Receivable for capital shares issued                         --              2             --
Unamortized organization costs                               32             32             32
Prepaid expenses and other assets                             4              5              5

    Total Assets                                          7,668         19,164         12,053

LIABILITIES:
Payable for organization costs                               32             32             32
Accrued expenses and other payables:
  Investment advisory fees                                    1              2              1
  Transfer agent fees                                         2              2              2

    Total Liabilities                                        35             36             35

NET ASSETS:
Capital                                                   7,766         19,466         12,230
Undistributed net investment income                         126            145            110
Net unrealized appreciation/depreciation
  from investments                                         (324)          (906)          (647)
Accumulated undistributed net realized gains
  from investment transactions                               65            423            325

    Net Assets                                           $7,633        $19,128        $12,018

Outstanding units of beneficial interest (shares)           712          1,749          1,085
Net asset value
  Offering and redemption price per share                $10.72        $ 10.94        $ 11.08

See notes to financial statements



THE VICTORY PORTFOLIOS                                                                        Statements of Operations
LifeChoice Funds                                                                 For the Period Ended October 31, 1998

(Amounts in Thousands)


                                            LifeChoice                LifeChoice                    LifeChoice
                                            Conservative              Moderate                      Growth
                                            Investor Fund             Investor Fund                 Investor Fund

                                        Eleven                    Eleven                        Eleven
                                        Months        Period      Months          Period        Months        Period
                                        Ended         Ended       Ended           Ended         Ended         Ended
                                        October       November    October         November      October       November
                                        31,           30,         31,             30,           31,           30,
                                        1998<F1>      1997<F4>    1998<F2>        1997<F4>      1998<F3>      1997<F4>
Investment Income:
Interest income                         $  --         $   8       $    --         $  11         $  --         $   9
Dividend income                           270            74           317            85           131            26

    Total Income                          270            82           317            96           131            35

Expenses:
Investment advisory fees                   14             5            25             8            18             6
Administration fees                        11            11            11            11            11            11
Shareholder service fees                   --             1            --             3            --             3
Accounting fees                            36            35            37            35            33            33
Custodian fees                              1            26             1            29             1            22
Legal and audit fees                        5             9             6            11             4            12
Amortization of
  organization costs                       10             8            10             8            10             8
Trustees' fees and expenses                 2            --             2            --             2            --
Transfer agent fees                         8             6             9             6            10             6
Registration and filing fees               14            14            14            15            14            14
Printing fees                               2            --             3            --             4            --
Other                                       1            --             1            --             1            --

    Total Expenses                        104           115           119           126           108           115

Expenses voluntarily reduced               (5)           (3)          (10)           (5)           (6)           (4)

    Expenses before
      reimbursement
      from distributor                     99           112           109           121           102           111
    Expenses reimbursed                   (83)         (106)          (81)         (111)          (81)         (102)

    Net Expenses                           16             6            28            10            21             9

Net Investment Income                     254            76           289            86           110            26

Realized/Unrealized Gains
  (Losses) from Investments:
Net realized gains (losses) from
  investment transactions                  92            95           457           137           368           290
Change in unrealized
  appreciation/depreciation
  from investments                       (223)         (101)       (1,156)          250          (646)           (1)

Net realized/unrealized gains
  (losses) from investments:             (131)           (6)         (699)          387          (278)          289

Change in net assets resulting
  from operations                       $ 123         $  70       $  (410)        $ 473         $(168)        $ 315

<F1> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F2> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund.

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F4> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

See notes to financial statements.



THE VICTORY PORTFOLIOS
LifeChoice Funds                                                                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                           LifeChoice                    LifeChoice                    LifeChoice
                                           Conservative                  Moderate                      Growth
                                           Investor Fund                 Investor Fund                 Investor Fund

                                      Eleven                        Eleven                        Eleven
                                      Months          Period        Months         Period         Months         Period
                                      Ended           Ended         Ended          Ended          Ended          Ended
                                      October         November      October        November       October        November
                                      31,             30,           31,            30,            31,            30,
                                      1998<F1>        1997<F4>      1998<F2>       1997<F4>       1998<F3>       1997<F4>
From Investment Activities:

Operations:
  Net investment income               $   254         $   76        $   289        $    86        $   110        $    25
  Net realized gains/(losses)
    from investment
    transactions                           92             95            457            137            368            291
  Net change in unrealized
    appreciation/depreciation
    from investments                     (223)          (101)        (1,156)           250           (646)            (1)

Change in net assets resulting
  from operations                         123             70           (410)           473           (168)           315

Distributions to Shareholders:
  From net investment income             (277)           (31)          (283)           (62)          (117)           (19)
  From net realized gains from
    investment transactions               (22)            --            (60)            --           (227)            --

Change in net assets from
  distributions to shareholders          (299)           (31)          (343)           (62)          (344)           (19)

Capital Transactions:
  Proceeds from shares issued           3,682          9,405         14,522          8,443          6,322          9,564
  Dividends reinvested                    299             30            342             60            340             19
  Cost of shares redeemed              (5,309)          (337)        (2,711)        (1,186)        (1,647)        (2,364)

Change in net assets from
  capital transactions                 (1,328)         9,098         12,153          7,317          5,015          7,219

Change in net assets                   (1,504)         9,137         11,400          7,728          4,503          7,515

Net Assets:
  Beginning of period                   9,137             --          7,728             --          7,515             --

  End of period                       $ 7,633         $9,137        $19,128        $ 7,728        $12,018        $ 7,515

Share Transactions:
  Issued                                  330            867          1,266            796            536            863
  Reinvested                               28              3             31              5             31              2
  Redeemed                               (485)           (31)          (239)          (110)          (139)          (207)

Change in shares                         (127)           839          1,058            691            428            658

<F1> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F2> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund.

<F3> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Changes in net assets prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F4> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

See notes to financial statements.



THE VICTORY PORTFOLIOS
LifeChoice Funds                                                                                          Financial Highlights


                                   LifeChoice                       LifeChoice                        LifeChoice
                                   Conservative                     Moderate                          Growth
                                   Investor Fund                    Investor Fund                     Investor Fund

                             Period           Period          Period            Period          Period            Period
                             Ended            Ended           Ended             Ended           Ended             Ended
                             October 31,      November 30,    October 31,       November 30,    October 31,       November 30,
                             1998<F3>         1997<F2>        1998<F4>          1997<F2>        1998<F5>          1997<F2>
Net Asset Value,
  Beginning of Period        $10.89           $10.00          $ 11.19           $10.00          $ 11.44           $10.00

Investment Activities
   Net investment income       0.37             0.31             0.24             0.20             0.13             0.11
  Net realized and
    unrealized gains
    (losses)from
    investments               (0.12)            0.84<F8>        (0.14)            1.16            (0.07)            1.43

  Total from
    Investment Activities      0.25             1.15             0.10             1.36             0.06             1.54

Distributions
  Net investment income       (0.39)           (0.26)           (0.26)           (0.17)           (0.14)           (0.10)
  Net realized gains          (0.03)              --            (0.09)              --            (0.28)              --

  Total Distributions         (0.42)           (0.26)           (0.35)           (0.17)           (0.42)           (0.10)

Net Asset Value,
  End of Period              $10.72           $10.89          $ 10.94           $11.19          $ 11.08           $11.44

Total Return                   2.29%<F6>       11.62%<F6>        0.90%<F6>       13.64%<F6>        0.52%<F6>       15.46%<F6>

Ratios/Supplementary Data:
Net Assets at end
  of period (000)            $7,633           $9,137          $19,128           $7,728          $12,018           $7,515
Ratio of expenses to
  average net assets           0.23%<F7>        0.29%<F7>        0.22%<F7>        0.27%<F7>        0.23%<F7>        0.30%<F7>
Ratio of net
  investment income
  to average net assets        3.72%<F7>        3.41%<F7>        2.32%<F7>        2.26%<F7>        1.19%<F7>        0.81%<F7>
Ratio of expenses to
  average net assets<F1>       1.50%<F7>        5.18%<F7>        0.93%<F7>        3.32%<F7>        1.16%<F7>        3.67%<F7>
Ratio of net
  investment income
  to average net assets<F1>    2.45%<F7>       (1.48)%<F7>       1.61%<F7>       (0.79)%           0.26%<F7>       (2.56)%<F7>
Portfolio Turnover               78%              19%              42%              50%              30%             106%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through
     November 30, 1997.

<F3> Effective March 23, 1998, the KeyChoice Income & Growth Fund became the
     Victory LifeChoice Conservative Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Income & Growth Fund.

<F4> Effective March 23, 1998, the KeyChoice Moderate Growth Fund became the
     Victory LifeChoice Moderate Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Moderate Growth Fund.

<F5> Effective March 23, 1998, the KeyChoice Growth Fund became the Victory
     LifeChoice Growth Investor Fund. Financial highlights prior to March 23, 1998 represent the KeyChoice Growth Fund.

<F6> Not annualized.

<F7> Annualized.

<F8> The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.


THE VICTORY PORTFOLIOS                          Notes to Financial Statements
LifeChoice Funds                                             October 31, 1998


1. Organization:

The Victory Portfolios (collectively, the "Trust" and individually, a "Fund") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 30 active funds. Included are the financial statements and financial highlights of the LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund, and the LifeChoice Growth Investor Fund (collectively, the LifeChoice Funds).

The LifeChoice Conservative Investor Fund seeks to provide current income combined with moderate growth of capital by allocating its assets primarily among registered investment companies that invest in fixed income securities and, to a lesser extent, equity securities. The LifeChoice Moderate Investor Fund seeks to provide growth of capital combined with a moderate level of current income by allocating its assets primarily among registered investment companies that invest in equity securities and, to a lesser extent, fixed income securities. The LifeChoice Growth Investor Fund seeks to provide growth of capital by allocating its assets primarily among registered investment companies that invest in equity securities.


2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization with The SBSF Funds, Inc. d/b/a Key Mutual Funds pursuant to which all of the assets and liabilities of each Key Mutual Fund transferred to a Fund of the Victory Portfolios in exchange for shares of the corresponding Fund. The KeyChoice Income & Growth Fund transferred its assets and liabilities to the Victory LifeChoice Conservative Investor Fund. The KeyChoice Moderate Growth Fund transferred its assets and liabilities to the Victory LifeChoice Moderate Investor Fund. The KeyChoice Growth Fund transferred its assets and liabilities to the Victory LifeChoice Growth Investor Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 23, 1998, following approval by shareholders of SBSF Funds, Inc. d/b/a Key Mutual Funds at a special shareholder meeting held on March 6, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:



                                                      Before Reorganization                              After Reorganization

                                                                              Victory                           Victory
                                            KeyChoice                       LifeChoice                        LifeChoice
                                        Income & Growth                Conservative Investor             Conservative Investor
                                              Fund                             Fund                              Fund


Shares (000)                                    578                             --                                 578
Net Assets (000)                             $6,590                             --                              $6,590
Net Asset Value                              $11.40                             --                              $11.40
Unrealized appreciation (000)                $   84                             --                              $   84




                                                      Before Reorganization                              After Reorganization

                                                                              Victory                           Victory
                                            KeyChoice                       LifeChoice                        LifeChoice
                                         Moderate Growth                 Moderate Investor                 Moderate Investor
                                              Fund                             Fund                              Fund

Shares (000)                                    983                             --                                 983
Net Assets (000)                            $11,698                             --                             $11,698
Net Asset Value                             $ 11.90                             --                             $ 11.90
Unrealized appreciation (000)               $   708                             --                             $   708




                                                      Before Reorganization                              After Reorganization

                                                                              Victory                           Victory
                                            KeyChoice                       LifeChoice                        LifeChoice
                                             Growth                       Growth Investor                   Growth Investor
                                              Fund                             Fund                              Fund

Shares (000)                                    800                             --                                 800
Net Assets (000)                             $9,859                             --                              $9,859
Net Asset Value                              $12.33                             --                              $12.33
Unrealized appreciation (000)                $  495                             --                              $  495


3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the LifeChoice Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in registered investment companies are valued at the closing net asset value per share on the day of valuation. Short-term investments of the Funds are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Dividends to Shareholders:

Dividends payable to shareholders are declared and distributed quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

Costs incurred in connection with the organization of the LifeChoice Funds are being amortized on a straight-line basis over a sixty month period from the date the Funds commenced operations.

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the eleven months ended October 31, 1998 and the year ended November 30, 1997 were as follows (amounts in thousands):



                                                         1998                   1997

                                                  Purchases   Sales      Purchases   Sales
LifeChoice Conservative Investor Fund             $ 5,627     $6,544     $ 9,343     $  414
LifeChoice Moderate Investor Fund                  17,408      5,317       9,241      1,912
LifeChoice Growth Investor Fund                     7,970      2,843      10,245      3,171



5. Related Party Transactions:

Investment advisory services are provided to the Funds by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers Inc., Spears, Benzak, Salomon & Farrell, Inc. ("SBSF"), Society Asset Management, Inc. and Applied Technology Investment, Inc. Pursuant to the terms of the reorganization, the subsidiaries identified above were merged into SBSF and SBSF then changed its name to Key Asset Management Inc. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the LifeChoice Funds. KeyTrust Company of Ohio, N.A., a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for all of the LifeChoice Funds, received custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as a Shareholder Servicing Agent for the Funds. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the LifeChoice Funds.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.01% of the average daily net asset of each of the LifeChoice Funds with a minimum of $12,000 per Fund per year.

BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the LifeChoice Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of the average daily net assets of the Funds with a minimum monthly fee of $1,666.66 per Fund.

Fees may be voluntarily reduced or reimbursed to assist the LifeChoice Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the eleven months ended October 31, 1998 and the year ended November 30, 1997:



                                                                            1998

                                                       Investment Advisory Fees          Administration Fees

                                                   Percentage of          Voluntary           Voluntary
                                                   Average Daily             Fee                 Fee
                                                     Net Assets           Reductions          Reductions
                                                                            (000)               (000)
LifeChoice Conservative Investor Fund                   0.20%                $ 5                 --
LifeChoice Moderate Growth Investor Fund                0.20%                $10                 --
LifeChoice Growth Investor Fund                         0.20%                $ 6                 --





                                                                            1997

                                                       Investment Advisory Fees          Administration Fees

                                                   Percentage of          Voluntary           Voluntary
                                                   Average Daily             Fee                 Fee
                                                     Net Assets           Reductions          Reductions
                                                                            (000)               (000)
LifeChoice Conservative Investor Fund                   0.20%                 --                 $3
LifeChoice Moderate Growth Investor Fund                0.20%                 $1                 $3
LifeChoice Growth Investor Fund                         0.20%                 --                 $3



6. Federal Income Tax Information (Unaudited):

For the tax year ended October 31, 1998, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                   Qualified Dividend Income

LifeChoice Conservative Investor Fund                       65.93%
LifeChoice Moderate Growth Investor Fund                    45.72%
LifeChoice Growth Investor Fund                             12.86%

During the year ended October 31, 1998, the following Funds paid long-term capital gain distributions:

                                                  Capital Gain Distributions
                                                            (000)

LifeChoice Conservative Investor Fund                         $38
LifeChoice Moderate Growth Investor Fund                       42
LifeChoice Growth Investor Fund                                62

                     REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of
  The Victory Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Victory LifeChoice Moderate Growth Fund, the Victory LifeChoice Growth Fund, and the Victory LifeChoice Conservative Growth Fund at October 31, 1998, the results of operations, the changes in net assets, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                      PricewaterhouseCoopers LLP

Columbus, Ohio
December 11, 1998

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

















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


(LOGO)(R)
Victory Funds

1-800-KEY-FUND(R)
(1-800-539-3863)

1AR-LCHF  10/98